U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
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1        Name and address of issuer:         Life of Virginia Separate Account 4
                                             6610 West Broad Street
                                             Richmond, Virginia 23230

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         The name of each series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of
2.       classes):         X

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3.       Investment Company Act File Number:  811-5343

         Securities Act File Numbers:  33-17428, 33-76334, and 33-76336

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4(a).    Last day of fiscal year for which this Form is filed:               December 31, 1997

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4(b).    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction A.2)

         Note: If this Form is being filed late, interest must be paid on the registration fee due.

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4(c).             Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

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         (i)      Aggregate sale price of securities sold during the
                 fiscal year in reliance on Rule 24(f):                                       $876,979,744*
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         (ii)     Aggregate price of securities redeemed or repurchased
                 during the fiscal year:                                  $170,855,347*

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         (iii)   Aggregate  price of securities  redeemed or repurchased  during any prior  fiscal year ending no earlier than October 11, 1995, that  were not  previously  used to  reduce  registration  fees payable to the commission:
                                                                          $0*
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         (iv)     Total available redemption credits [add Items 5(ii)
                 and 5(iii)]:                                                                 - $170,855,347*
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5.       (v)      Net sales - If Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(vi) from Item 5(i):                                         $706,124,397*

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         (vi)     Redemption Credits available for use in future years    $(0* )
                 - if Item 5(i) is less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

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         (vii)    Multiplier for determining registration fee (See
                 instruction C.9.):                                                           X.000295

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         (viii) Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                        = $208,307*
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: __________________.

7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                         + $0

8. Total of the amopunt of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                         = $208,307*

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
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                  Method of Delivery:
                                              X      Wire Transfer

                  Mail or other means
* This number represents a total aggregate number for Life of Virginia Separate Account 4 in connection with Securities Act Registration numbers 33-17428, 33-76334, and 33-76336.

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
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By (Signature and Title)*           /s/SCOTT A. CURTIS
                                    Scott A. Curtis, Senior Vice President

Date: 3/30/98

 * Please print the name and title of the signing officer below the signature.